Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of fair value disclosure
		December 31, 2021 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$3,748,900	$-	$3,748,900	$-

		December 31, 2020 Fair Value
	Cost	Level 1	Level 2	Level 3
Short-term investment	$1,056,286	$-	$1,056,286	$-

Schedule of property and equipment are stated at cost less accumulated depreciation and amortization
Useful Life
Office equipment and furnishings	1 - 5 years
Electronic equipment	2 - 5 years
Server room equipment	5 years
Vehicles	5 years
Office building	35 years
Leasehold improvements	lesser of lease term or expected useful life

Schedule of amortization expense is recognized on the straight-line basis over the estimated useful lives of the assets
Classification	Estimated Useful Life
Artwork and collectible trading platform	5 years
Software	5 years

Schedule of payments received from customer
	December 31, 2021	December 31, 2020

Beginning balance	$243,355	$176,457
Customer advances	36,991,645	18,134,308
Recognized as revenues	(36,542,832)	(18,079,616)
Effect of exchange rates	5,695	12,206
Ending balance	$697,863	$243,355

Schedule of disaggregated its revenue
	For the Years Ended December 31,
	2021	2020

Listing service fees	$6,900,561	$8,405,211
Transaction fees	24,462,861	7,075,283
Marketing service fees	5,750,901	1,370,164
Other revenues*	482,137	588,144
Total	$37,596,460	$17,438,802